Investment Risks - M3Sixty Onchain U.S. Government Money Market Fund	Jan. 28, 2026
Investment Risk [Member]
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Investment Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The Fund may impose a fee upon the sale of your shares if the Board determines it is in the best interest of shareholders.

Government Money Market Fund Risk [Member]
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Government Money Market Fund Risk. The Fund is a “government money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “government money market fund” is a money market fund that invests 99.5 percent or more of its total assets in cash, government securities, and repurchase agreements that are collateralized fully. As a “government money market fund,” the Fund can value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. The Fund must impose liquidity fees on fund redemptions if the Board determines that doing so is in the best interest of shareholders.

Stable Net Asset Value Risk [Member]
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Stable Net Asset Value Risk. If the Fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the marketplace), the Fund could experience increased redemptions, which may adversely impact the Fund’s share price. The Fund is permitted, among other things, to reduce or withhold any income and gains generated from its portfolio to maintain a stable $1.00 share price.

U.S. Government Securities [Member]
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U.S. Government Securities. Not all obligations of the U.S. Government, its agencies, and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases, there may be some risk of default by the issuer. Government agency or instrumentality issues have different levels of credit support.

U.S. government-sponsored entities ("GSEs") Risk [Member]
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U.S. government-sponsored entities (“GSEs”) Risk. GSEs, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac, and certain other GSEs, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk. When the Fund enters into a repurchase agreement, it is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the chance that when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed-upon price (usually higher) and time, the counterparty will not repurchase the security.

Credit Risk [Member]
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Credit Risk. A decline in the credit quality of an issuer, guarantor, or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The Fund could lose money if, due to a decline in credit quality, the issuer, guarantor, or liquidity provider of a portfolio investment or a counterparty fails to make or is perceived as unable or unwilling to make timely principal or interest payments or otherwise honor its obligations. Even though the Fund’s investments in repurchase agreements are fully collateralized, there is some risk to the Fund if the other party defaults on its obligations and the Fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the Fund’s portfolio holdings can change rapidly in specific market environments, and any downgrade or default on the part of a single portfolio investment could cause the Fund’s share price or yield to fall. Certain U.S. government securities that the Fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (“FHFA”) since September 2008, Fannie Mae and Freddie Mac have only kept lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the issuer’s credit. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the Fund owns do not extend to the shares of the Fund itself.

New Fund Risk [Member]
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New Fund Risk. The Fund is new and, as a result, carries specific risks inherent in unestablished mutual funds, including the chance that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds may not benefit from the same economies of scale, experience, or name recognition that larger, older funds might. The Fund has selected to use a private, permissioned blockchain instead of a public, permissionless one, which is the type of blockchain used by other investment companies with a similar strategy to the Fund. The Fund believes the private, permissioned blockchain is more appropriate because it offers greater privacy, governance controls, scalability, and efficiency. Such a blockchain also allows the Fund’s sub-transfer agent greater control over compliance with federal securities laws.

Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During exceptionally low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Changing interest rates may have unpredictable effects on markets, result in heightened market volatility, and detract from the Fund’s ability to achieve its investment objective.

Redemption Risk [Member]
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Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or incur a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may significantly affect the Fund’s ability to maintain a stable $1.00 share price. If any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Regulatory Risk [Member]
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Money Market Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund, which may invest in other money market funds. The Securities and Exchange Commission (“SEC”) or other regulators may adopt additional money market fund reforms, impacting the Fund’s structure, operation, or performance.

Other Investment Companies - Money Market Funds Risk [Member]
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Other Investment Companies – Money Market Funds Risk. A money market fund may only invest in other investment companies that qualify as government money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the costs of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Blockchain Networks Risk [Member]
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Blockchain Networks Risk. The suitability of the blockchain networks (and their underlying blockchain ledgers) on which direct shareholders rely could decline due to various causes, adversely affecting the functionality of the shares and an investment in the Fund. Blockchain networks are based on software protocols that govern the peer-to-peer interactions between computers connected to these networks. The Fund’s blockchain networks’ ledgers are private and will store the complete transaction history from issuing the shares. Although the blockchain network is private, if there are data security breaches, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund.

Shares that are issued using blockchain technology would be subject to the following risks (among others):

1.	a rapidly evolving regulatory landscape in the United States and other countries, which might result in security, privacy, or other regulatory concerns that could require changes to the way transactions in the shares are recorded;

2.	the possibility of undiscovered technical flaws in the sub-transfer agent’s blockchain-integrated system or underlying technology, including in the process by which transactions are recorded to a blockchain or by which the validity of a copy of such blockchain can be proven;

3.	the possibility that cryptographic or other security measures that authenticate prior transactions for a blockchain could be compromised or “hacked,” which could allow an attacker to alter the blockchain and thereby disrupt the ability to corroborate definitive transactions recorded on the blockchain;

4.	the possibility that new technologies or services inhibit access to a blockchain;

5.	the possibility that a breach to one blockchain could cause investors, and the public generally, to lose trust in blockchain technology and increase reluctance to issue and invest in assets recorded on blockchains; and

6.	because of the differences between the way that shares are issued and recorded as compared to the shares in a traditional mutual fund, there is a risk that issues, that might quickly be resolved by existing law if conventional methods were used, may not be resolved promptly for the Fund’s shares. The occurrence of any related problem or dispute could have a material adverse effect on the Fund’s current or future business or the shares.

Risks related to the Hyperledger Fabric Network [Member]
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Risks related to the Hyperledger Fabric Network. As a private, permissioned network, the Hyperledger Fabric network does not have all the same risks as a public, permissionless network, but there are still related risks. The network uses smart contracts that can be vulnerable to bugs or security breaches. Any identity verification and access control issues could compromise the network’s security. During upgrades to smart contracts, the network may experience disruptions or other unintended consequences. There is also the risk of data leakage if private and confidential information is not handled correctly by the network or the MSPs.

From a technical perspective, other potential risks include network congestion or compatibility issues when the Hyperledger Fabric network is integrated with legacy systems. The network also uses the Byzantine Fault Tolerance as its consensus mechanism. This allows the network to continue functioning as long as two-thirds of the network agree or reach a consensus. This mechanism could fail if malicious actors cause over one-third of the network nodes to fail or act maliciously.

Blockchain Regulation Risk [Member]
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Blockchain Regulation Risk. New or changing laws and regulations or interpretations of existing laws and regulations may adversely impact the Fund’s ability to issue and redeem shares or otherwise make distributions to shareholders, any secondary market liquidity and market price of shares (should such secondary market liquidity be available in the future), shareholders’ ability to access or otherwise utilize an exchange or platform for trading of the shares (should such a platform or exchange exist in the future and such activity be permitted by the Fund), and the structure, rights and transferability of the shares held by.

Various foreign jurisdictions may adopt laws, regulations, or directives that affect a blockchain network and its users, developers, and service providers that fall within such jurisdictions’ regulatory scope. Such laws, regulations, or directives may conflict with those of the United States or directly and negatively impact the Fund and its service providers. The effect of any future regulatory change is impossible to predict, but such change could be substantial and adverse to the shareholders, the Fund, and the Fund’s service providers.

Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents, and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The Fund’s service providers to the Fund have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or its service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber-attacks are constantly developing. Therefore, there is a chance that some risks have not been identified or prepared for or that an attack may not be detected, which limits the Fund’s ability to plan for or respond to a cyber-attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.